FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
The Company follows ASC 820, Fair Value Measurements, which establishes a common definition of fair value to be applied when U.S. GAAP requires the use of fair value, establishes a framework for measuring fair value, and requires certain disclosure about such fair value measurements. The following table presents the Company’s fair value hierarchy for its financial assets and liabilities measured at fair value on a recurring basis (in thousands):

December 31, 2021	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents and restricted cash:
Money market funds	$237,897	$—	$—	$237,897
Certificate of deposit	—	125	—	125
Total assets	$237,897	$125	$—	$238,022

Liabilities:
Earnout warrant liabilities	$—	$1,476	$—	$1,476
Public common stock warrants	18,666	—	—	18,666
Private common stock warrants	—	8,855	—	8,855
Total liabilities	$18,666	$10,331	$—	$28,997

December 31, 2020	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents and restricted cash:
Money market funds	$3,046	$—	$—	$3,046
Certificate of deposit	—	326	—	326
Total assets	$3,046	$326	$—	$3,372

Liabilities:
Derivative liabilities	$—	$—	$22,911	$22,911
Warrant liabilities	—	—	3,329	3,329
Total liabilities	$—	$—	$26,240	$26,240
For fiscal year 2020 and 2021, there were no transfers among Level 1, Level 2, or Level 3 categories. The carrying amounts of the Company’s notes payable, and accounts payable approximate their fair values due to their short maturities.
Level 1 Assets:
The Company invests in money market funds that have maturities of 90 days or less. Money market funds are classified as cash equivalents and are recorded at their carrying value, which approximates fair value.
Level 2 Assets:
The Company invests in a certificate of deposit with a maturity of one year from purchase date. The certificate of deposit is classified as restricted cash and is recorded at its carrying value, which approximates fair value.
Level 1 Liabilities:
The Company values its Public Common Stock warrants based on the market price of the warrant.
Level 2 Liabilities:
The Company values its Earnout Warrant liabilities and Private Common Stock warrants based on the market price of the Company’s Public Common Stock warrants.
Level 3 Liabilities:
Bridge Loan
The Company accounted for the Bridge Loan under the fair value option election wherein the Bridge Loan was initially measured at its issue-date fair value and then subsequently re-measured at estimated fair value on a recurring basis at each reporting date. As a result of applying the fair value option, direct costs and fees related to the Bridge Loan were expensed as incurred.
The fair value of the Bridge Loan was based on significant inputs including, estimated time to maturity, which causes them to be classified as a Level 3 measurement within the fair value hierarchy. The valuation used assumptions and estimates the Company believed would be made by a market participant in making the same valuation. The Bridge Loan was repaid on October 8, 2021 as part of the Business Combination. See Note 10 for further details.
Legacy ESS Warrants
Freestanding warrants to purchase redeemable convertible preferred stock were accounted for as liability awards and recorded at fair value on their initial issuance date and adjusted to fair value at each reporting date, with the change in fair value being recorded in the Consolidated Statement of Operations and Other Comprehensive Income. The warrants were accounted for as liabilities as the underlying preferred shares were contingently redeemable upon occurrence of a change in control, which was outside the control of the Company.
The Company measured its warrant liabilities using Level 3 unobservable inputs within the Black-Scholes Merton option-pricing model. The Company used various key assumptions, such as the fair value of redeemable convertible preferred stock Series B and Series C, the volatility of peer companies’ stock prices, the risk-free interest rate based on the U.S. treasury yield, and the expected term (based on remaining term to a significant event). The Company measured the fair value of the redeemable convertible preferred stock warrants at each reporting date, with subsequent gains and losses from remeasurement of Level 3 financial liabilities recorded through other expense, net in the Statements of Operations and Comprehensive Loss.
In connection with the Business Combination, all Legacy ESS warrants were exercised during the year ended December 31, 2021.
Rights to Purchase Legacy ESS Series C-2 Redeemable Convertible Preferred Stock
Legacy ESS’s Series C Preferred Stock Purchase Agreement initially provided additional committed funding of up to $79,999 thousand, through the purchase of up to 39,971,716 shares of Series C-2 redeemable convertible preferred stock based on the completion of certain operational milestones at a predetermined price of $2.00 per share, to certain Series C-1 Investors. This commitment was called the Series C-2 Redeemable Convertible Preferred Stock Issuance Right, see Note 12.
The value of the Series C-2 Redeemable Convertible Preferred Stock Issuance Right was determined based on significant inputs not observable in the market, which represented a Level 3 measurement within the fair value hierarchy.
The Company utilized a probability weighting of successful completion of the Business Combination versus probability of the Company staying private in establishing the quantity of purchase rights to value and the fair value of the Series C-2 Redeemable Convertible Preferred Stock Issuance Right. The fair value of the Series C-2 Redeemable Convertible Preferred Stock Issuance Right was determined using a discounted cash flow model, which took into account the estimated value of Series C-2 stock, estimated time to purchase, probability of purchase and the risk-free interest rate based on the U.S. treasury yield. The Company measured the fair value of the Series C-2 Redeemable Convertible Preferred Stock Issuance Right at each reporting date, with subsequent gains and losses from remeasurement of Level 3 financial liabilities recorded through other expense, net in the Statements of Operations and Comprehensive Loss. The Company included the valuation of the related Series C-2 warrants that were only exercisable upon completion of the Business Combination with the valuation of the Series C-2 Convertible Preferred Stock Issuance Right.
The following table sets forth a summary of changes in the fair value of the Company’s level 3 liabilities at fair value on a recurring basis for the years ended December 31, 2021 and 2020 (in thousands):

	2021	2020
Bridge loan:
Beginning balance January 1	$—	$—
Fair value of Bridge loan funded	20,000	—
Accrued interest	1,578	—
Change in fair value	—	—
Repayment of loan principal and interest	(21,578)	—
Ending balance December 31	—	—
Warrant liabilities:
Beginning balance January 1	3,329	1,989
Change in fair value	17,753	1,296
Fair value of warrants issued	5,096	44
Fair value of warrants exercised	(26,178)	—
Ending balance December 31	—	3,329
Series C-2 Convertible Preferred Stock Issuance Right liability:
Beginning balance January 1	22,911	11,379
Change in fair value	223,165	11,532
Fair value of derivatives extinguished	(23,152)	—
Fair value of Series C-2 Convertible Preferred Stock Issuance Right exercised	(222,924)	—
Ending balance December 31	—	22,911
Total	$—	$26,240